Non-current bank credit lines and loan facilities - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jul. 01, 2021	Dec. 31, 2020	Dec. 08, 2020
Debt Instrument [Line Items]
Total debt	$ 6,001,213		$ 350,000
Less current portion of long-term debt	(55,150)		0
Total long-term debt	5,946,063		350,000
Less debt issuance costs and debt discount	(73,343)		(1,523)
Total long-term debt, net	$ 5,872,720		348,477
Secured debt | Term loan
Debt Instrument [Line Items]
Line of credit facility, interest rate at period end	3.00%
Debt instrument, interest rate as of period end		1.00%
Total debt	$ 5,501,213		0
Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate as of period end		2.875%
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate as of period end	2.875%
Total debt	$ 500,000		0
2020 Senior Notes | Series A notes
Debt Instrument [Line Items]
Debt instrument, interest rate as of period end				2.32%
Total debt	0		275,000	$ 275,000
2020 Senior Notes | Series B notes
Debt Instrument [Line Items]
Debt instrument, interest rate as of period end				2.43%
Total debt	$ 0		$ 75,000